Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Regulatory assets:
Total regulatory assets	$ 1,763	$ 3,095
Less: current portion	(42)	(46)
Regulatory assets	1,721	3,049
Regulatory liabilities:
Total regulatory liabilities	417	185
Less: current portion	(91)	(57)
Regulatory liabilities	326	128
Postretirement Benefit Costs [Member]
Regulatory liabilities:
Total regulatory liabilities	130	0
Pension Cost Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	55	23
Green Energy Expenditure Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	52	60
Retail Settlement Variance Account [Member]
Regulatory liabilities:
Total regulatory liabilities	39	0
External Revenue Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	26	46
2015 - 2017 Rate Rider [Member]
Regulatory liabilities:
Total regulatory liabilities	6	6
Deferred Income Tax Regulatory Liability [Member]
Regulatory liabilities:
Total regulatory liabilities	86	5
CDM Deferral Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	0	28
Other Regulatory Liabilities [Member]
Regulatory liabilities:
Total regulatory liabilities	23	17
Deferred Income Tax Charge [Member]
Regulatory assets:
Total regulatory assets	908	1,762
Pension Benefit Regulatory Asset [Member]
Regulatory assets:
Total regulatory assets	547	981
Environmental [Member]
Regulatory assets:
Total regulatory assets	165	196
Foregone Revenue Deferral [Member]
Regulatory assets:
Total regulatory assets	0	23
Share-Based Compensation [Member]
Regulatory assets:
Total regulatory assets	43	40
Post-retirement and post-employment benefits non-service cost [Member]
Regulatory assets:
Total regulatory assets	39	0
Debt Premium [Member]
Regulatory assets:
Total regulatory assets	22	27
Distribution System Code Exemption [Member]
Regulatory assets:
Total regulatory assets	10	10
B2M LP Start-Up Costs [Member]
Regulatory assets:
Total regulatory assets	2	4
Postretirement Benefit Costs [Member]
Regulatory assets:
Total regulatory assets	0	36
Other Regulatory Assets [Member]
Regulatory assets:
Total regulatory assets	$ 27	$ 16